U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202




November 7, 2003

Via Edgar Transmission


U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
                           Re: AHA Investment Funds
                           File Nos. 033-21969 and 811-05534
                           ---------------------------------

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, AHA Investment Funds (the "Trust") hereby certifies that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated November 1, 2003 and filed electronically as Post-Effective Amendment No. 24 to the Trust's Registration Statement on Form N-1A on October 31, 2003.

     If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5025.


Sincerely yours,

/s/ Elaine Richards

Elaine Richards, Esq.